Related party transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Fixed Compensation	R$ 127,341	R$ 132,276	R$ 115,680
Variable Compensation - in cash	110,111	126,181	117,730
Variable Compensation - in shares	94,787	91,306	87,702
Others	111,000	79,229	61,294
Total Short-Term Benefits	443,239	428,992	382,406
Variable Compensation - in cash	113,766	99,506	95,398
Variable Compensation - in shares	102,388	96,361	99,827
Total Long-Term Benefits	216,154	195,867	195,225
Total	R$ 659,393	R$ 624,859	R$ 577,631